TRADE RECEIVABLES, PREPAYMENTS AND OTHER RECEIVABLES - Summary of trade receivables pre payments (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
TRADE RECEIVABLES, PREPAYMENTS AND OTHER RECEIVABLES
Trade receivables	¥ 521,823	¥ 531,930
Loss allowance	(66,058)	(69,795)
Trade receivables, net of loss allowance	455,765	462,135
Receivables from payments made on behalf of customers, net of allowance	9,855	19,593
Other receivables	9,855	19,593
Trade and other receivables at amortized cost	465,620	481,728
Prepayments to suppliers	102,822	109,584
Refundable value-added tax	156,671	106,946
Others	34,138	33,863
Prepayments and others	293,631	250,393
Prepayments and other receivables	¥ 303,486	¥ 269,986